Document and Entity Information	12 Months Ended
Dec. 31, 2024
Document and Entity Information [Abstract]
Document Type	DEF 14A
Entity Registrant Name	ATLANTIC UNION BANKSHARES CORPORATION
Entity Central Index Key	0000883948
Amendment Flag	false